Statements of Cash Flows (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2013
CASH USED IN OPERATING ACTIVITIES
Net loss for the period	$ (105,912)	$ (589,320)	$ (25,365)
Sun & Sun Industries Inc [Member]
CASH USED IN OPERATING ACTIVITIES
Net loss for the period	(105,912)	(589,320)	(25,365)	(749,239)
Adjustments to reconcile net loss to net cash used in operations
Depreciation	8,314	6,794	5,520	9,059
Write-off of notes receivable from stockholders				15,478
Changes in operating assets and liabilities:
Accounts receivable	169,961	2,267,495	(1,538,679)	1,851,878
Inventories	24,411		33,777	21,389
Prepaid expenses and other current assets	21,076	11,192	(14,241)	9,904
Cost and estimated earnings in excess of billings	(312,856)	(207,597)	(228,164)	47,469
Accounts payable	501,018	(1,861,079)	1,582,339	(1,653,316)
Accrued expenses and other liabilities	(43,946)	9,927	16,108	(10,759)
Billings in excess of costs and estimated earnings	(371,776)	(28,011)	(789,725)	320,287
Net cash used in operating activities	(109,710)	(390,599)	(958,430)	(137,850)
CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES
Proceeds from sale of property and equipment	17,000
Purchase of property and equipment		(70,612)	(1,796)	(13,254)
Increase (decrease) in notes receivable from stockholders		6,794	(13,478)
Net cash provided by (used in) investing activities	17,000	(63,818)	(15,274)	(13,254)
CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES
Repayment of note payable to bank	(105,740)	(92,287)	(120,000)	(117,420)
Proceeds from (repayment of ) notes payable to third party	(62,495)	128,570	(38,710)	92,407
(Repayment of) proceeds from note payable to a stockholder	(11,200)	414,600		411,200
Proceeds from issuance of preferred stock			1,000,000
Net cash (used in) provided by financing activities	(179,435)	450,883	841,290	386,187
Net (decrease) increase in cash	(272,145)	(3,534)	(132,414)	235,083
Cash, beginning of the period	417,383	182,300	314,714	182,300
Cash, end of the period	$ 145,238	$ 178,766	$ 182,300	$ 417,383